UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
[LOGO OMITTED]           CHARTWELL U.S. EQUITY FUND
                         (FORMERLY, CHARTWELL LARGE CAP CORE FUND)
                         CHARTWELL SMALL CAP VALUE FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2005
--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND




                This information must be preceded or accompanied
                            by a current prospectus.

                      Investors should read the prospectus
                           carefully before investing.

                           CHARTWELL U.S. EQUITY FUND


Dear Shareholders:

The Chartwell U.S. Equity Fund (the "Fund") underperformed the S&P 500 Index for the six month period ending April 30, 2005, delivering approximately a flat return versus about 3% for the index. It was a period of tremendous cross currents with spiking oil and commodity prices and rising short term interest rates, all of which produced numerous worries over the trajectory in corporate profits. The net result was a skittish environment where safe havens like staples and utility stocks did well and when companies missed earnings projections, there was greater than average downside risk in individual stock prices.

An unusual combination of negative sector allocation and stock selection slowed the Fund's performance. We structurally underweight utilities and energy due to their slow growth characteristics and this worked against us recently. In an environment of rising short rates we positioned the Fund to be underweight in early cycle groups such as consumer cyclical and financial stocks. That turned out to be the correct move but unfortunately was more than offset by poor stock selection in both groups. In financials, we lagged due to larger positions in longtime holdings AIG, Freddie Mac, Fannie Mae, and MBNA which had negative returns. In consumer cyclicals, most of the problems were in smaller positions but we had no positive offset from larger positions such as Lowe's.

In health care, which is one of our core groups and one we have wanted to keep overweight, we have had trouble maintaining our weight at our target level due to numerous company specific issues such as extreme valuation or product/margin risk. Our stock picking was fine but our weights in winning stocks were in the aggregate too low to offset a rebound in pharmaceutical stocks this year where we are underweight. Also hospital and HMO stocks continue to surge but we see risks ahead and have for the most part not participated.

Our present overweight is in the industrial area centered around conglomerates such as United Technologies, 3M, Tyco International, General Electric, and ITT Industries. We like these because 1) after a strong 2003 they have marked time relative to the market and are reasonably valued as their earnings have grown,
2) they are beneficiaries of continued economic growth which we feel may have slowed but has not been de-railed, and 3) their multi-industry format provides us with a diverse mix of businesses so our risk is limited. In the short term, the market may be biased against them due to economic worries but we feel they will continue to deliver earnings growth.

                     CHARTWELL U.S. EQUITY FUND (CONCLUDED)


We have refrained from a major re-positioning of the Fund because we think so many things worked against us in the last six months that it is to be expected that even normalization would work to our benefit. In general the Fund is positioned for an increase in investor confidence where our holdings in investment banks and industrials should outperform utilities and energy. We believe there will be better performance by the end of 2005.




/s/ George H. Burwell

George H. Burwell, CFA
Managing Partner & Portfolio Manager

                         CHARTWELL SMALL CAP VALUE FUND


Dear Shareholders:

What a volatile period it has been for the stock market over the past six months. The market ended in a flurry to end the year only to commence a broad sell-off in the first quarter.

Small cap value stocks are no longer leading the overall market. Mid cap and large cap value have been the market leaders in this environment. However, small cap value continues to outperform small cap growth.

The leadership within the small cap value market has now changed from economically sensitive stocks to energy, utilities and capital spending. The price of oil and natural gas have marched to their own drum as other commodities have weakened. This is either a new demand led phenomenon or momentum investors have yet to relinquish their energy positions. Utilities have powered ahead due to high yields and several mergers that has led to higher valuations for the group. The underperforming groups are technology, banks and consumer cyclicals. This recovery over the past year and one half has not included tech stocks as we have yet to see spending increase in the semiconductor market. Banks continue to feel the pressure exhibited on their lending spreads.

Our total return for the six months ended April 30, 2005 was 2.54% (net, Institutional Class) versus 1.52% for the Russell 2000 Value Index benchmark. On a relative basis, the best performing sectors were energy, utilities, and financial services. Our energy group was led by TODCO, an owner and operator of jackup and barge rigs in the Gulf of Mexico, and Helmerich & Payne, a provider of land drilling services. The companies benefited from strong oil prices and rising rig rates. Another leading performer was Consol Energy, a coal mining and natural gas production company that benefited from strong pricing and production. In utilities, the top performing stock was CMS Energy, a Michigan-based provider of electricity and natural gas. The company benefited from the resolution of several regulatory issues, including the Michigan Public Service Commission's approval of its resource conservation plan. Our financial services outperformance was driven by Dollar Thrifty Automotive Group, a provider of automobile rental services, and GATX, a provider of railcar and aircraft leasing services. Our two weakest sectors based on relative returns were business services and capital spending. In the business services sector, a significant decline by SIRVA, Inc drove underperformance. SIRVA, Inc, a provider of relocation services, was hurt by accounting issues at its insurance segment, a slowdown in its U.K. business, and margin pressure. Our underperformance in capital spending was driven by a significant decline in Integrated Electrical Services, a provider of electrical contracting services. The company missed earnings expectations and reported operating losses for both the fourth quarter of 2004 and first quarter of 2005.

                   CHARTWELL SMALL CAP VALUE FUND (CONCLUDED)

We remain committed to our investment approach which emphasizes selecting attractively valued small cap companies with a bias toward the better quality companies available to us in our universe. We continue to implement this philosophy on a consistent basis with long-term goals in mind.

We thank you for the trust you have placed in us.




/s/ David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner & Portfolio Manager

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Sector Weightings+:

11.28% Computers & Services
11.20% Medical Products & Services
 7.98% Commercial Services
 7.08% Financial Services
 6.61% Retail
 5.76% Food, Beverage & Tobacco
 5.18% Household Products
 5.16% Cash Equivalents
 4.92% Banks
 4.78% Aircraft
 4.78% Insurance
 4.46% Office Furniture & Fixtures
 3.91% Communications
 3.64% Petroleum Refining
 3.60% Beauty Products
 3.11% Gas/Natural Gas
 1.55% Consumer Products
 1.34% Electronics Manufacturing
 1.27% Autoparts
 1.00% Electrical Services
 0.98% Paper & Paper Products
 0.41% Automotive

+ Percentages are based on total investments.


SHARES     CHARTWELL U.S. EQUITY FUND                                   VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (94.94%)
           AIRCRAFT (4.78%)
    1,495  Northrop Grumman ......................................  $    81,986
    4,550  United Technologies ...................................      462,826
                                                                    -----------
                                                                        544,812
                                                                    -----------
           AUTOMOTIVE (0.41%)
    1,000  Harley-Davidson .......................................       47,020
                                                                    -----------
           AUTOPARTS (1.27%)
    1,600  ITT Industries ........................................      144,736
                                                                    -----------
           BANKS (4.92%)
    5,388  Citigroup .............................................      253,020
    2,125  Popular ...............................................       49,173
    4,322  Wells Fargo ...........................................      259,061
                                                                    -----------
                                                                        561,254
                                                                    -----------
           BEAUTY PRODUCTS (3.60%)
    3,865  Alberto-Culver ........................................      171,993
    4,395  Procter & Gamble ......................................      237,989
                                                                    -----------
                                                                        409,982
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL U.S. EQUITY FUND (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
           COMMERCIAL SERVICES (7.99%)
    8,135  Accenture, Cl A* ......................................  $   176,529
    1,595  Dun & Bradstreet* .....................................       99,592
    1,975  Fiserv* ...............................................       83,543
    1,735  Hewitt Associates, Cl A* ..............................       46,168
    3,030  Johnson Controls ......................................      166,256
   10,810  Tyco International ....................................      338,461
                                                                    -----------
                                                                        910,549
                                                                    -----------
           COMMUNICATIONS (3.93%)
    1,700  Alltel ................................................       96,832
   16,200  Cisco Systems* ........................................      279,936
    2,250  Plantronics ...........................................       70,852
                                                                    -----------
                                                                        447,620
                                                                    -----------
           COMPUTERS & SERVICES (11.30%)
    1,700  Affiliated Computer Services* .........................       81,039
      900  CACI International, Cl A* .............................       55,908
    5,765  CDW ...................................................      315,288
    4,400  Diebold ...............................................      212,828
    1,848  International Business Machines .......................      141,150
    1,890  Jabil Circuit* ........................................       52,164
      700  Lexmark International, Cl A* ..........................       48,615
   15,040  Microsoft .............................................      380,512
                                                                    -----------
                                                                      1,287,504
                                                                    -----------
           CONSUMER PRODUCTS (1.55%)
    1,085  Columbia Sportswear* ..................................       46,655
    5,577  Fossil* ...............................................      129,721
                                                                    -----------
                                                                        176,376
                                                                    -----------
           ELECTRICAL SERVICES (1.00%)
    2,315  Exelon ................................................      114,592
                                                                    -----------
           ELECTRONICS MANUFACTURING (1.34%)
    3,865  Amphenol, Cl A* .......................................      152,436
                                                                    -----------
           FINANCIAL SERVICES (7.09%)
    1,005  Fannie Mae ............................................       54,220
    2,527  Freddie Mac ...........................................      155,461
    7,275  MBNA ..................................................      143,681

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL U.S. EQUITY FUND (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
    4,085  Merrill Lynch .........................................  $   220,304
    4,447  Morgan Stanley ........................................      234,001
                                                                    -----------
                                                                        807,667
                                                                    -----------
           FOOD, BEVERAGE & TOBACCO (5.77%)
    1,755  JM Smucker ............................................       87,083
    2,500  McCormick & Co. .......................................       86,475
    8,700  PepsiCo ...............................................      484,068
                                                                    -----------
                                                                        657,626
                                                                    -----------
           GAS/NATURAL GAS (3.12%)
    7,585  Praxair ...............................................      355,206
                                                                    -----------
           HOUSEHOLD PRODUCTS (5.18%)
   14,471  General Electric ......................................      523,850
    1,615  Valspar ...............................................       66,748
                                                                    -----------
                                                                        590,598
                                                                    -----------
           INSURANCE (4.78%)
    2,350  Aflac .................................................       95,527
    8,835  American International Group ..........................      449,260
                                                                    -----------
                                                                        544,787
                                                                    -----------
           MEDICAL PRODUCTS & SERVICES (11.21%)
    3,052  Abbott Laboratories ...................................      150,036
    3,190  Boston Scientific* ....................................       94,360
    2,915  Caremark Rx* ..........................................      116,746
    3,900  Charles River Laboratories International* .............      184,743
    3,195  Dentsply International ................................      174,639
    1,050  Eli Lilly .............................................       61,393
    3,550  Fisher Scientific International* ......................      210,799
    2,038  Hospira* ..............................................       68,375
    1,115  Medco Health Solutions* ...............................       56,832
    1,050  Pediatrix Medical Group* ..............................       71,494
    3,550  Thermo Electron* ......................................       88,679
                                                                    -----------
                                                                      1,278,096
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL U.S. EQUITY FUND (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
           OFFICE FURNITURE & FIXTURES (4.46%)
    6,650  3M ....................................................  $   508,526
                                                                    -----------
           PAPER & PAPER PRODUCTS (0.98%)
    5,195  Pactiv* ...............................................      111,381
                                                                    -----------
           PETROLEUM REFINING (3.64%)
    7,281  Exxon Mobil ...........................................      415,235
                                                                    -----------
           RETAIL (6.62%)
    6,750  Dollar General ........................................      137,363
    4,995  Lowe's ................................................      260,290
    1,375  Regis .................................................       49,129
    1,840  Target ................................................       85,394
    4,710  Wal-Mart Stores .......................................      222,029
                                                                    -----------
                                                                        754,205
                                                                    -----------
           TOTAL COMMON STOCK
              (Cost $10,851,271) .................................   10,820,208
                                                                    -----------
           CASH EQUIVALENTS (5.16%)
  352,777  SEI Daily Income Trust, Money Market Fund .............      352,777
  235,326  SEI Daily Income Trust, Prime Obligations Fund, Cl A ..      235,326
                                                                    -----------
           TOTAL CASH EQUIVALENTS
              (Cost $588,103) ....................................      588,103
                                                                    -----------
           TOTAL INVESTMENTS (100.10%)
              (Cost $11,439,374) .................................   11,408,311
                                                                    -----------
           OTHER ASSETS AND LIABILITIES (-0.10%)
           Payable for Investment Securities Purchased ...........      (48,966)
           Payable for Administration Fees .......................         (950)
           Payable for Trustees' Fees ............................         (614)
           Payable for Advisory Fees .............................         (331)
           Payable for Distribution Fees .........................           (2)
           Other Assets and Liabilities, Net .....................       39,470
                                                                    -----------
           TOTAL OTHER ASSETS AND LIABILITIES ....................      (11,393)
                                                                    -----------
           NET ASSETS (100.00%) ..................................  $11,396,918
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

           CHARTWELL U.S. EQUITY FUND (CONCLUDED)                       VALUE
--------------------------------------------------------------------------------
           NET ASSETS:
           Paid-in-Capital (unlimited authorization --
             no par value) .......................................  $15,848,196
           Undistributed net investment income ...................       17,438
           Accumulated net realized loss on investments ..........   (4,437,653)
           Net realized depreciation on investments ..............      (31,063)
                                                                    -----------
           Net Assets ............................................  $11,396,918
                                                                    ===========
           Net Asset Value, Offering and Redemption
              Price Per Share -- Advisor Class
              ($950.83 / 100.51 shares) ..........................        $9.46
                                                                          =====
           Net Asset Value, Offering and Redemption
              Price Per Share -- Institutional Class
              ($11,395,967 / 1,200,042 shares) ...................        $9.50
                                                                          =====
* Non-income producing security
Cl -- Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Sector Weightings+:

9.51% Banks
8.19% Real Estate Investment Trusts
6.77% Retail
5.94% Computers & Services
5.82% Medical Products & Services
5.33% Consumer Products
4.99% Insurance
4.89% Petroleum & Fuel Products
4.31% Machinery
4.21% Electrical Services
3.71% Cash Equivalents
3.11% Aerospace & Defense
2.93% Automotive
2.81% Metals
2.77% Apparel Manufacturing
2.74% Building & Construction Supplies
2.38% Chemicals
2.29% Communications
2.20% Gas/Natural Gas
1.60% Food, Beverage & Tobacco
1.49% Rubber & Plastic
1.43% Semi-Conductors/Instruments
1.31% Entertainment
1.19% Beauty Products
1.12% Telephones & Telecommunications
1.11% Commercial Services
1.03% Environmental Services
1.03% Coal Mining
0.97% Business Services
0.82% Glass Products
0.74% Miscellaneous Business Services
0.60% Printing & Publishing
0.36% Personal Credit Institutions
0.30% Trucking

+ Percentages are based on total investments.


SHARES     CHARTWELL SMALL CAP VALUE FUND                               VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (96.54%)
           AEROSPACE & DEFENSE (3.13%)
   32,825  AAR* ..................................................  $   483,512
   27,150  BE Aerospace* .........................................      329,601
                                                                    -----------
                                                                        813,113
                                                                    -----------
           APPAREL/TEXTILES (2.78%)
   16,475  Gymboree* .............................................      188,309
    8,675  Oxford Industries .....................................      317,678
   17,565  Skechers, Cl A* .......................................      214,996
                                                                    -----------
                                                                        720,983
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
           AUTOMOTIVE (2.94%)
    7,900  Dollar Thrifty Automotive Group* ......................  $   267,415
    9,475  GATX ..................................................      310,022
   10,475  TRW Automotive Holdings* ..............................      186,560
                                                                    -----------
                                                                        763,997
                                                                    -----------
           BANKS (9.54%)
   12,475  Center Financial ......................................      248,751
    8,100  Citizens Banking ......................................      217,161
    6,585  Cullen/Frost Bankers ..................................      285,262
    8,825  First Midwest Bancorp .................................      288,224
    7,500  Harbor Florida Bancshares .............................      259,500
   10,625  Pacific Capital Bancorp ...............................      306,319
   13,650  Signature Bank* .......................................      336,200
    9,600  South Financial Group .................................      253,344
    9,225  United Bankshares .....................................      282,470
                                                                    -----------
                                                                      2,477,231
                                                                    -----------
           BEAUTY PRODUCTS (1.19%)
   14,100  Elizabeth Arden* ......................................      308,790
                                                                    -----------
           BUILDING & CONSTRUCTION SUPPLIES (2.74%)
    4,250  Chemed ................................................      301,070
    2,700  Eagle Materials .......................................      203,175
    6,425  NCI Building Systems* .................................      208,298
                                                                    -----------
                                                                        712,543
                                                                    -----------
           BUSINESS SERVICES (0.97%)
   24,125  Source Interlink* .....................................      252,589
                                                                    -----------
           CHEMICALS (2.38%)
   17,150  Agrium ................................................      305,270
   17,700  Olin ..................................................      313,998
                                                                    -----------
                                                                        619,268
                                                                    -----------
           COAL MINING (1.03%)
   11,500  Foundation Coal Holdings ..............................      268,525
                                                                    -----------
           COMMERCIAL SERVICES (1.11%)
    6,450  EMCOR Group* ..........................................      288,186
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
           COMMUNICATIONS (2.30%)
   10,200  Anixter International* ................................  $   376,584
   12,000  Belden CDT ............................................      220,080
                                                                    -----------
                                                                        596,664
                                                                    -----------
           COMPUTERS & SERVICES (5.96%)
   39,000  Aspect Communications* ................................      331,890
   18,575  Keane* ................................................      221,042
   14,800  Komag* ................................................      348,096
   26,450  NetIQ* ................................................      283,544
   13,575  Progress Software* ....................................      362,181
                                                                    -----------
                                                                      1,546,753
                                                                    -----------
           CONSUMER PRODUCTS (5.34%)
   16,050  Fossil* ...............................................      373,323
   21,925  Jacuzzi Brands* .......................................      198,421
    6,450  Jarden* ...............................................      288,121
    6,500  RC2* ..................................................      225,290
   10,850  Yankee Candle* ........................................      301,522
                                                                    -----------
                                                                      1,386,677
                                                                    -----------
           ELECTRICAL SERVICES (4.22%)
   34,400  CMS Energy* ...........................................      444,448
    7,525  El Paso Electric* .....................................      146,813
   39,475  Integrated Electrical Services* .......................       59,212
    8,000  NorthWestern ..........................................      224,240
    7,975  PNM Resources .........................................      220,509
                                                                    -----------
                                                                      1,095,222
                                                                    -----------
           ENTERTAINMENT (1.32%)
    9,775  Carmike Cinemas .......................................      342,125
                                                                    -----------
           ENVIRONMENTAL SERVICES (1.03%)
   22,700  Casella Waste Systems, Cl A* ..........................      267,633
                                                                    -----------
           FOOD, BEVERAGE & TOBACCO (1.60%)
    8,625  Cott Corporation* .....................................      193,114
    5,625  Ralcorp Holdings ......................................      222,862
                                                                    -----------
                                                                        415,976
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
           GAS/NATURAL GAS (2.20%)
   10,625  Laclede Group .........................................  $   290,806
    7,925  Northwest Natural Gas .................................      281,338
                                                                    -----------
                                                                        572,144
                                                                    -----------
           GLASS PRODUCTS (0.82%)
   16,525  Apogee Enterprises ....................................      212,842
                                                                    -----------
           INSURANCE (5.00%)
    6,250  AmerUs Group ..........................................      293,812
   19,300  Argonaut Group* .......................................      379,631
    7,525  RLI ...................................................      322,823
   12,925  Scottish Re Group .....................................      303,479
                                                                    -----------
                                                                      1,299,745
                                                                    -----------
           MACHINERY (4.32%)
    7,725  Albany International, Cl A ............................      242,256
    4,200  Bucyrus International, Cl A ...........................      163,548
   33,600  Global Power Equipment Group* .........................      304,416
   12,550  Kadant* ...............................................      215,860
    8,150  Stewart & Stevenson Services ..........................      195,600
                                                                    -----------
                                                                      1,121,680
                                                                    -----------
           MEDICAL PRODUCTS & SERVICES (5.83%)
   12,625  Amsurg* ...............................................      326,861
   10,075  KV Pharmaceutical, Cl A* ..............................      235,755
    8,250  LabOne* ...............................................      289,410
   17,800  LKQ* ..................................................      358,492
    4,475  Pediatrix Medical Group* ..............................      304,703
                                                                    -----------
                                                                      1,515,221
                                                                    -----------
           METALS (2.82%)
   43,200  Coeur d'Alene Mines* ..................................      133,488
   20,468  Crown Holdings* .......................................      308,043
   10,595  Kaydon ................................................      290,727
                                                                    -----------
                                                                        732,258
                                                                    -----------
           MISCELLANEOUS BUSINESS SERVICES (0.74%)
    6,713  Advo ..................................................      193,402
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
           PERSONAL CREDIT INSTITUTIONS (0.36%)
      750  Advanta, Cl A .........................................  $    16,920
    3,125  Advanta, Cl B .........................................       76,719
                                                                    -----------
                                                                         93,639
                                                                    -----------
           PETROLEUM & FUEL PRODUCTS (4.90%)
   11,150  Comstock Resources* ...................................      282,095
    9,650  Helmerich & Payne .....................................      370,946
    5,200  SEACOR Holdings* ......................................      296,452
   14,675  W-H Energy Services* ..................................      323,143
                                                                    -----------
                                                                      1,272,636
                                                                    -----------
           PRINTING & PUBLISHING (0.60%)
   10,075  Journal Communications, Cl A ..........................      155,155
                                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS (8.21%)
   14,650  BioMed Realty Trust ...................................      295,930
   21,175  Cedar Shopping Centers ................................      292,215
   10,950  First Potomac Realty Trust ............................      245,390
   13,275  Gramercy Capital ......................................      263,907
   14,975  Innkeepers USA Trust ..................................      198,718
    6,675  Kilroy Realty .........................................      291,230
    7,825  Ramco-Gershenson Properties ...........................      216,674
   10,150  Reckson Associates Realty .............................      327,338
                                                                    -----------
                                                                      2,131,402
                                                                    -----------
           RETAIL (6.79%)
   16,400  Big 5 Sporting Goods* .................................      391,796
   16,375  Fred's ................................................      236,455
    9,500  Linens 'N Things* .....................................      221,635
   19,550  O'Charleys* ...........................................      389,827
    7,425  Regis .................................................      265,295
   11,425  Ruby Tuesday ..........................................      257,063
                                                                    -----------
                                                                      1,762,071
                                                                    -----------
           RUBBER & PLASTIC (1.50%)
   11,525  Cooper Tire & Rubber ..................................      201,111
   24,325  PolyOne* ..............................................      187,789
                                                                    -----------
                                                                        388,900
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

SHARES     CHARTWELL SMALL CAP VALUE FUND  (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
           SEMI-CONDUCTORS/INSTRUMENTS (1.44%)
   14,275  AMIS Holdings* ........................................  $   160,737
   33,500  Mattson Technology* ...................................      212,725
                                                                    -----------
                                                                        373,462
                                                                    -----------
           TELEPHONES & TELECOMMUNICATIONS (1.13%)
   31,150  Alaska Communications Systems Group* ..................      292,966
                                                                    -----------
           TRUCKING (0.30%)
    2,500  Arkansas Best .........................................       78,825
                                                                    -----------
           TOTAL COMMON STOCK
              (Cost $23,530,467) .................................   25,072,623
                                                                    -----------
           CASH EQUIVALENTS (3.72%)
  676,966  SEI Daily Income Trust, Money Market Fund .............      676,966
  287,944  SEI Daily Income Trust, Prime Obligations Fund, Cl A ..      287,944
                                                                    -----------
           TOTAL CASH EQUIVALENTS
              (Cost $964,910) ....................................      964,910
                                                                    -----------
           TOTAL INVESTMENTS (100.26%)
              (Cost $24,495,377) .................................   26,037,533
                                                                    -----------
           OTHER ASSETS AND LIABILITIES (-0.26%)
           Payable for Investment Securities Purchased ...........     (456,221)
           Payable for Advisory Fees .............................       (7,596)
           Payable for Administration Fees .......................       (2,198)
           Payable for Trustees' Fees ............................         (892)
           Payable for Distribution Fees .........................           (1)
           Other Assets and Liabilities, Net .....................      400,541
                                                                    -----------
           TOTAL OTHER ASSETS AND LIABILITIES ....................      (66,367)
                                                                    -----------
           NET ASSETS (100.00%) ..................................  $25,971,166
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

           CHARTWELL SMALL CAP VALUE FUND  (CONCLUDED)                  VALUE
--------------------------------------------------------------------------------
           NET ASSETS:
           Paid-in-Capital (unlimited authorization --
             no par value) .......................................  $22,428,209
           Undistributed net investment income ...................          934
           Accumulated net realized gain on investments ..........    1,999,867
           Net realized appreciation on investments ..............    1,542,156
                                                                    -----------
           Net Assets ............................................  $25,971,166
                                                                    ===========
           Net Asset Value, Offering and Redemption
              Price Per Share -- Advisor Class
              ($1,201.03 / 79.66 shares) ..........................       $15.08
                                                                         ======
           Net Asset Value, Offering and Redemption
              Price Per Share -- Institutional Class
              ($25,969,965 / 1,713,226 shares) ...................       $15.16
                                                                         ======

* Non-income producing security
Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

                                                                    CHARTWELL
                                                                   U.S. EQUITY
                                                                      FUND
--------------------------------------------------------------------------------
                                                                    NOVEMBER 1,
                                                                      2004 TO
                                                                  APRIL 30, 2005
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ............................................... $ 113,393
   Interest Income ...............................................     6,113
   Less: Foreign Taxes Withheld ..................................      (193)
--------------------------------------------------------------------------------
     Total Investment Income .....................................   119,313
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) ........................................    29,002
   Management Fees ...............................................     5,800
   Distribution Fees -- Advisor Class ............................         2
   Transfer Agent Fees ...........................................    13,025
   Professional Fees .............................................     7,489
   Printing Fees .................................................     3,471
   Custodian Fees ................................................     3,021
   Trustee Fees ..................................................     1,473
   Registration Fees .............................................       398
   Other Expenses ................................................     2,732
--------------------------------------------------------------------------------
   Total Expenses ................................................    66,413
     Less: Advisory Fee Waiver (Note 5) ..........................   (22,949)
--------------------------------------------------------------------------------
   Total Net Expenses ............................................    43,464
--------------------------------------------------------------------------------
     Net Investment Income .......................................    75,849
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Investments ..............................    19,622
   Net Change in Unrealized Depreciation on Investments ..........  (144,050)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Loss on Investments ...............  (124,428)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting from Operations .......... $ (48,579)
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND

                                                                    CHARTWELL
                                                                 SMALL CAP VALUE
                                                                      FUND
--------------------------------------------------------------------------------
                                                                   NOVEMBER 1,
                                                                     2004 TO
                                                                 APRIL 30, 2005
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income .............................................. $  163,855
   Interest Income ..............................................     13,235
   Less: Foreign Tax Withheld ...................................       (182)
--------------------------------------------------------------------------------
     Total Investment Income ....................................    176,908
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) .......................................    113,900
   Management Fees ..............................................     14,237
   Distribution Fees - Advisor Class ............................          2
   Professional Fees ............................................     23,665
   Transfer Agent Fees ..........................................     16,259
   Printing Fees ................................................     10,880
   Custodian Fees ...............................................      7,146
   Trustee Fees .................................................      4,709
   Registration Fees ............................................        945
   Other Expenses ...............................................      7,599
--------------------------------------------------------------------------------
   Total Expenses ...............................................    199,342
     Less: Advisory Fee Waiver (Note 5) .........................    (42,724)
--------------------------------------------------------------------------------
   Total Net Expenses ...........................................    156,618
--------------------------------------------------------------------------------
     Net Investment Income ......................................     20,290
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain on Investments .............................  2,023,224
   Net Change in Unrealized Depreciation on Investments ......... (1,169,524)
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ..............    853,700
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .........$   873,990
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                                    CHARTWELL U.S. EQUITY FUND
                                                -------------------------------
                                                   NOVEMBER 1,         YEAR
                                                    2004 TO            ENDED
                                                APRIL 30, 2005      OCTOBER 31,
                                                  (UNAUDITED)          2004
-------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income ....................... $    75,849       $    38,759
   Net Realized Gain
     on Investments ............................      19,622           811,421
   Net Change in Unrealized Depreciation
     on Investments ............................    (144,050)           (6,172)
-------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS ................................     (48,579)          844,008
-------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income:
     Advisor Class .............................          (6)              (26)
     Institutional Class .......................     (91,439)         (274,312)
-------------------------------------------------------------------------------
   TOTAL DIVIDENDS .............................     (91,445)         (274,338)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class .............................          --                --
     Institutional Class .......................     793,518         8,277,440 +
   In Lieu of Cash Distributions
     Advisor Class .............................           6                26
     Institutional Class .......................      64,744           270,928
   Redeemed
     Advisor Class .............................          --                --
     Institutional Class .......................    (226,454)       (6,834,378)
-------------------------------------------------------------------------------
   Net Increase in Net Assets from
     Capital Share Transactions ................     631,814         1,714,016
-------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ................     491,790         2,283,686
-------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period .........................  10,905,128         8,621,442
-------------------------------------------------------------------------------
   END OF PERIOD* .............................. $11,396,918       $10,905,128
================================================================================

* Includes undistributed net investment income of $17,438 and $33,034 for the period ended April 30, 2005, and the year ended October 31, 2004, respectively.
+ Includes subscriptions as a result of an in-kind transfer of securities (see
  Note 9 in Notes to Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

                                                  CHARTWELL SMALL CAP VALUE FUND
                                                --------------------------------
                                                  NOVEMBER 1,           YEAR
                                                    2004 TO             ENDED
                                                APRIL 30, 2005       OCTOBER 31,
                                                  (UNAUDITED)           2004
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income ....................... $    20,290        $    24,669
   Net Realized Gain
     on Investments ............................   2,023,224          4,768,509
   Net Change in Unrealized Depreciation
     on Investments ............................  (1,169,524)          (646,374)
--------------------------------------------------------------------------------
   NET INCREASE IN NET
     ASSETS RESULTING FROM
     OPERATIONS ................................     873,990          4,146,804
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class .............................          --               (286)
     Institutional Class .......................     (22,822)           (69,858)
   Net Realized Capital Gain:
     Advisor Class .............................        (170)                 --
     Institutional Class .......................  (3,934,233)                 --
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS .............................  (3,957,225)           (70,144)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Note 7):
   Issued
     Advisor Class .............................          --            165,129
     Institutional Class .......................     710,200          1,395,515
   In Lieu of Cash Distributions
     Advisor Class .............................         170                288
     Institutional Class .......................   3,954,929             53,872
   Redeemed
     Advisor Class .............................          --           (319,355)
     Institutional Class .......................  (3,302,469)        (3,684,481)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
     Capital Share Transactions ................   1,362,830         (2,389,032)
--------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .....  (1,720,405)         1,687,628
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period .........................  27,691,571         26,003,943
--------------------------------------------------------------------------------
   END OF PERIOD* .............................. $25,971,166        $27,691,571
================================================================================

* Includes undistributed net investment income of $934 and $3,466 for the period ended April 30, 2005, and the year ended October 31, 2004, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL U.S. EQUITY FUND                       THE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ADVISOR CLASS
                                 -----------------------------------------------------------------
                                   NOVEMBER 1,      YEAR     DECEMBER 7,   SEPTEMBER 1,  MARCH 1,
                                     2004 TO        ENDED       2002 TO      2002 TO     2002++ TO
                                 APRIL 30, 2005  OCTOBER 31,  OCTOBER 31,  DECEMBER 6,  AUGUST 31,
                                   (UNAUDITED)      2004         2003         2002*        2002
                                 --------------  ----------- ------------  -----------  ----------
Net Asset Value,
   Beginning of Period ............ $  9.55        $  8.95      $  8.16      $ 8.64        $10.57
                                    -------        -------      -------      ------        ------
Income from
   Investment Operations:
     Net Investment Income ........    0.04(2)        0.03         0.11(2)     0.04          0.05
     Net Realized and Unrealized
       Gain/(Loss) on Investments .   (0.07)(2)       0.84         0.88(2)    (0.52)        (1.98)
                                    -------        -------      -------      ------        ------
Total from Investment Operations ..   (0.03)          0.87         0.99       (0.48)        (1.93)
                                    -------        -------      -------      ------        ------
Less Dividends:
     Net Investment Income ........   (0.06)         (0.27)       (0.20)         --            --
                                    -------        -------      -------      ------        ------
Total Dividends ...................   (0.06)         (0.27)       (0.20)         --            --
                                    -------        -------      -------      ------        ------
Net Asset Value, End of Period .... $  9.46        $  9.55      $  8.95      $ 8.16        $ 8.64
                                    =======        =======      =======      ======        ======
TOTAL RETURN+(1) ..................   (0.40)%         9.92%       12.46%      (5.56)%      (18.26)%
                                    =======        =======      =======      ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................... $     1        $     1      $     1      $    1        $    1
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement .........    1.38%**        1.49%        1.47%**     1.81%**       1.53%**
   After Expense Waiver
     and/or Reimbursement .........    1.00%**        1.00%        1.00%**     1.00%**       1.00%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement .........    1.06%**        0.29%        1.54%**     2.12%**       1.14%**
Portfolio Turnover Rate ...........   31.60%        157.00%      183.74%      65.60%       190.54%

    +   Not Annualized.
    ++  Commencement of operations for Advisor Class.
    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See
        Note 1 in Notes to Financial Statements.
   **   Annualized.
    (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
    (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.
 Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL U.S. EQUITY FUND                       THE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       INSTITUTIONAL CLASS
                                ------------------------------------------------------------------------------------------------
                                  NOVEMBER 1,      YEAR       DECEMBER 7,  SEPTEMBER 1,     YEAR         YEAR        OCTOBER 1,
                                    2004 TO        ENDED       2002 TO        2002 TO       ENDED        ENDED        1999* TO
                                APRIL 30, 2005   OCTOBER 31,  OCTOBER 31,   DECEMBER 6,   AUGUST 31,   AUGUST 31,     AUGUST 31,
                                  (UNAUDITED)       2004         2003          2002**        2002          2001         2000
                                --------------   -----------  -----------  ------------   ----------   ----------    -----------
Net Asset Value,
   Beginning of Period ............$  9.59         $  8.99       $ 8.19       $  8.67       $ 10.38      $ 10.63        $10.00
                                   -------         -------       ------       -------       -------      -------        ------
Income from
   Investment Operations:
     Net Investment
       Income .....................   0.06(2)         0.04         0.13(2)       0.05          0.14         0.04          0.11
     Net Realized and
       Unrealized Gain/
       (Loss) on
       Investments ................  (0.07)(2)        0.85         0.87(2)      (0.53)        (1.75)       (0.23)         0.55
                                   -------         -------       ------       -------       -------      -------        ------
Total from Investment
   Operations .....................  (0.01)           0.89         1.00         (0.48)        (1.61)       (0.19)         0.66
                                   -------         -------       ------       -------       -------      -------        ------
Less Dividends and
   Distributions:
     Net Investment
       Income .....................  (0.08)          (0.29)       (0.20)           --         (0.10)       (0.03)        (0.03)
     Net Realized Gain ............     --              --           --            --            --        (0.03)           --
                                   -------         -------       ------       -------       -------      -------        ------
Total Dividends and
   Distributions ..................  (0.08)          (0.29)       (0.20)           --         (0.10)       (0.06)        (0.03)
                                   -------         -------       ------       -------       -------      -------        ------
Net Asset Value,
   End of Period ..................$  9.50         $  9.59       $ 8.99       $  8.19       $  8.67      $ 10.38        $10.63
                                   =======         =======       ======       =======       =======      =======        ======
TOTAL RETURN+(1) ..................  (0.17)%         10.12%       12.54%        (5.54)%      (15.65)%      (1.85)%        6.61%
                                   =======         =======       ======       =======       =======      =======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................$11,396         $10,904       $8,620       $18,597       $20,053      $27,477        $8,896
Ratio of Expenses to
   Average Net Assets:
   Before Expense
     Waiver and/or
     Reimbursement ................   1.13%***        1.24%        1.22%***      1.56%***      1.22%        1.18%         2.89%***
   After Expense
     Waiver and/or
     Reimbursement ................   0.75%***        0.75%        0.75%***      0.75%***      0.75%        0.75%         0.75%***
Ratio of Net Investment
   Income to Average
   Net Assets:
   After Expense
     Waiver and/or
     Reimbursement ................   1.31%***        0.54%        1.79%***      2.37%***      1.40%       1.18%          1.38%***
Portfolio Turnover Rate ...........  31.60%         157.00%      183.74%        65.60%       190.54%      173.68%       169.14%

    +   Not Annualized
    *   Commencement of operations for Institutional Class.
    ** After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See
        Note 1 in Notes to Financial Statements.
    *** Annualized.
    (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
    (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.
 Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                   -----------------------------------------------------------------
                                     NOVEMBER 1,      YEAR      DECEMBER 7,  SEPTEMBER 1,  MARCH 1,
                                       2004 TO        ENDED       2002 TO      2002 TO     2002++ TO
                                   APRIL 30, 2005  OCTOBER 31,  OCTOBER 31,  DECEMBER 6,  AUGUST 31,
                                     (UNAUDITED)      2004         2003         2002*        2002
                                   --------------  ----------- ------------  -----------  ----------
Net Asset Value,
   Beginning of Period ............... $17.00         $14.61      $12.70        $12.98      $14.83
                                       ------         ------      ------        ------      ------
Income from
   Investment Operations:
     Net Investment Income/(Loss) ....  (0.02)(2)      (0.01)(2)    0.01          0.01       (0.01)
     Net Realized and Unrealized
       Gain/(Loss) on Investments ....   0.56(2)        2.42(2)     2.18         (0.29)      (1.84)
                                       ------         ------      ------        ------      ------
Total from Investment Operations .....   0.54           2.41        2.19         (0.28)      (1.85)
                                       ------         ------      ------        ------      ------
Less Dividends and Distributions:
     Net Investment Income ...........     --          (0.02)      (0.04)           --          --
     Net Realized Gain ...............  (2.46)            --       (0.24)           --          --
                                       ------         ------      ------        ------      ------
Total Dividends and Distributions ....  (2.46)         (0.02)      (0.28)           --          --
                                       ------         ------      ------        ------      ------
Net Asset Value, End of Period ....... $15.08         $17.00      $14.61        $12.70      $12.98
                                       ======         ======      ======        ======      ======
TOTAL RETURN+(1) .....................   2.34%         16.50%      17.65%        (2.16)%    (12.47)%
                                       ======         ======      ======        ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................... $    1         $    1      $  132        $  113      $  100
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ............   1.65%**        1.56%       1.68%**       2.43%**     2.40%**
   After Expense Waiver
     and/or Reimbursement ............   1.35%**        1.35%       1.35%**       1.35%**     1.35%**
Ratio of Net Investment
   Income/(Loss) to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ............  (0.11)%**      (0.15)%      0.10%**       0.33%**    (0.14)%**
Portfolio Turnover Rate ..............  50.23%        128.32%      84.00%        18.39%      52.09%

    +   Not Annualized.
    ++  Commencement of operations for Advisor Class.
    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See Note 1 in Notes to Financial Statements.
    **  Annualized.
    (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
    (2) Per share net investment income/(loss) and net realized and unrealized gain/(loss) calculated using average shares.
 Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND


FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        INSTITUTIONAL CLASS
                                 ------------------------------------------------------------------------------------------------
                                   NOVEMBER 1,      YEAR       DECEMBER 7,  SEPTEMBER 1,     YEAR         YEAR        OCTOBER 1,
                                     2004 TO        ENDED       2002 TO        2002 TO       ENDED        ENDED        1999* TO
                                 APRIL 30, 2005   OCTOBER 31,  OCTOBER 31,   DECEMBER 6,   AUGUST 31,   AUGUST 31,     AUGUST 31,
                                   (UNAUDITED)       2004         2003          2002**        2002          2001         2000
                                 --------------   -----------  -----------  ------------   ----------   ----------    -----------
Net Asset Value,
   Beginning of Period ............ $ 17.06         $ 14.64       $ 12.71      $ 12.97       $ 14.51      $12.75        $10.00
                                    -------         -------       -------      -------       -------      ------        ------
Income from
   Investment Operations:
     Net Investment
       Income .....................    0.01(2)         0.02(2)       0.03         0.02          0.04        0.07          0.05
     Net Realized and
       Unrealized Gain/
       (Loss) on
       Investments ................    0.56(2)         2.44(2)       2.18        (0.28)        (0.93)       2.33          2.73
                                    -------         -------       -------      -------       -------      ------        ------
Total from Investment
   Operations .....................    0.57            2.46          2.21        (0.26)        (0.89)       2.40          2.78
                                    -------         -------       -------      -------       -------      ------        ------
Less Dividends and
   Distributions:
     Net Investment
       Income .....................   (0.01)          (0.04)        (0.04)          --         (0.04)      (0.05)        (0.03)
     Net Realized Gain ............   (2.46)             --         (0.24)          --         (0.61)      (0.59)           --
                                    -------         -------       -------      -------       -------      ------        ------
Total Dividends and
   Distributions ..................   (2.47)          (0.04)        (0.28)          --         (0.65)      (0.64)        (0.03)
                                    -------         -------       -------      -------       -------      ------        ------
Net Asset Value,
   End of Period .................. $ 15.16         $ 17.06       $ 14.64      $ 12.71       $ 12.97      $14.51        $12.75
                                    =======         =======       =======      =======       =======      ======        ======
TOTAL RETURN+(1) ..................    2.54%          16.85%        17.81%       (2.00)%       (6.40)%     19.20%        27.82%
                                    =======         =======       =======      =======       =======      ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................... $25,970         $27,691       $25,872      $16,120       $12,734      $6,307        $1,385
Ratio of Expenses to
   Average Net Assets:
   Before Expense
     Waiver and/or
     Reimbursement ................    1.40%***        1.31%         1.43%***     2.18%***      2.19%       3.31%        15.23%***
   After Expense
     Waiver and/or
     Reimbursement ................    1.10%***        1.10%         1.10%***     1.10%***      1.10%       1.10%         1.10%***
Ratio of Net Investment
   Income to Average
   Net Assets:
   After Expense
     Waiver and/or
     Reimbursement ................    0.14%***        0.10%         0.35%***     0.58%***      0.28%       0.62%         0.48%***
Portfolio Turnover Rate ...........   50.23%         128.32%        84.00%       18.39%        52.09%      68.13%        68.77%

    +   Not Annualized.
    *   Commencement of operations for Institutional Class.
    ** After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See Note 1 in Notes to Financial Statements.
    *** Annualized.
    (1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
    (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.
 Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)


NOTE 1 - ORGANIZATION

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the Chartwell U.S. Equity Fund (formerly the Chartwell Large Cap Core Fund) and the Chartwell Small Cap Value Fund (individually a "Fund", collectively the "Funds"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 25, 2002, the shareholders of the AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund (the "AST Portfolios") voted to approve a tax-free Reorganization of the AST Portfolios through a transfer of assets valued at $18,598,239 and shares of 2,270,869 to The Advisors' Inner Circle Fund Chartwell U.S. Equity Fund and transfer of asset valued at $16,232,986 and shares of 1,277,622 to the Chartwell Small Cap Value Fund. The Reorganization took place after close of business on December 6, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent,

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

     third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. Dividends from net investment income, if any,

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

     are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTE 4 - ADMINISTRATION, DISTRIBUTION AND TRANSFER
AGENT AGREEMENTS

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of 0.10% of the Funds' aggregate average daily net assets of the first $250 million and 0.09% of the Funds' aggregate average daily net assets in excess of $250 million of the Funds, subject to a minimum of $180,000. For purposes of this calculation, the assets and fees paid include those of the Chartwell Dividend and Income Fund, Inc., a fund whose financials are presented separately.

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 0.25% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Institutional Class shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

NOTE 5 - INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Chartwell Investment Partners (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement with the Trust. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the Funds' average daily net assets of the Chartwell U.S. Equity Fund and 0.80% based upon the Funds' average daily net assets of the Chartwell Small Cap Value Fund. For the period ended April 30, 2005, the Chartwell U.S. Equity

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

Fund and the Chartwell Small Cap Value Fund incurred $29,002 and $113,900, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it, by each Fund, and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.00% of average daily net assets for the Chartwell U.S. Equity Fund - Advisor Class, 0.75% for the Chartwell U.S. Equity Fund - Institutional Class, 1.35% for the Chartwell Small Cap Value Fund - Advisor Class and 1.10% for the Chartwell Small Cap Value Fund - Institutional Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, during the sixth and seventh year of the Fund's operations, respectively. Any such reimbursement is also contingent upon the Board's review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period ended April 30, 2005, the Advisor reduced its fees and/or reimbursed Fund expenses in the amount of $22,949 for the Chartwell U.S. Equity Fund and $42,724 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $280,012 for the Chartwell U.S. Equity Fund and $289,021 for the Chartwell Small Cap Value Fund at April 30, 2005. Accumulative expenses subject to recapture expire as follows:

                                     CHARTWELL         CHARTWELL
                                    U.S. EQUITY        SMALL CAP
                      YEAR             FUND            VALUE FUND
                   ----------      ---------------   -------------
                      2006            $222,164          $190,381
                      2007              34,899            55,916
                      2008              22,949            42,724

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

NOTE 6 - INVESTMENT TRANSACTIONS

For the period ended April 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell U.S. Equity Fund were $4,114,687 and $3,464,334, respectively. For the period ended April 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $13,745,927 and $16,165,206, respectively.

NOTE 7 - SHARE TRANSACTIONS

                                                    CHARTWELL U.S. EQUITY FUND
                                                --------------------------------
                                                  NOVEMBER 1,           YEAR
                                                    2004 TO             ENDED
                                                APRIL 30, 2005       OCTOBER 31,
                                                  (UNAUDITED)           2004
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued ........................................      --                  --
   In Lieu of Cash Distributions .................       1                   3
   Redeemed ......................................      --                  --
--------------------------------------------------------------------------------
     Net Increase in Advisor
     Class Shares ................................       1                   3
--------------------------------------------------------------------------------
Institutional Class Shares:
   Issued ........................................  79,829             869,398+
   In Lieu of Cash Distributions .................   6,341              30,613
   Redeemed ...................................... (22,989)           (722,403)
--------------------------------------------------------------------------------
     Net Increase in Institutional
     Class Shares ................................  63,181             177,608
--------------------------------------------------------------------------------
     Net Increase in Shares ......................  63,182             177,611
================================================================================

+  Includes subscriptions as a result of an in-kind transfer of securities (see
   Note 9 in Notes to Financial Statements).

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

                                                 CHARTWELL SMALL CAP VALUE FUND
                                               ---------------------------------
                                                   NOVEMBER 1,         YEAR
                                                    2004 TO            ENDED
                                                APRIL 30, 2005      OCTOBER 31,
                                                  (UNAUDITED)          2004
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued ......................................        --            10,854
   In Lieu of Cash Distributions ...............        11                18
   Redeemed ....................................        --           (19,830)
--------------------------------------------------------------------------------
     Net Increase/(Decrease) in Advisor
     Class Shares ..............................        11            (8,958)
--------------------------------------------------------------------------------
Institutional Class Shares:
   Issued ......................................    45,330            85,897
   In Lieu of Cash Distributions ...............   246,085             3,526
   Redeemed ....................................  (201,190)         (233,775)
--------------------------------------------------------------------------------
     Net Increase/(Decrease) in Institutional
     Class Shares ..............................    90,225          (144,352)
================================================================================
     Net Increase/(Decrease) in Shares .........    90,236          (153,310)
================================================================================

+  Includes subscriptions as a result of an in-kind transfer of securities (see
   Note 9 in Notes to Financial Statements).

NOTE 8 - FEDERAL TAX INFORMATION

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

The tax character of dividends and distributions paid during the periods noted below were as follows:

                                          ORDINARY      LONG TERM
                                           INCOME      CAPITAL GAIN     TOTAL
                                         -----------  -------------- ----------

CHARTWELL U.S. EQUITY FUND
   2004(1) ..............................  $274,338       $     --     $274,338
   2003(2) ..............................   444,498             --      444,498
   2002(3) ..............................        --             --           --

CHARTWELL SMALL CAP VALUE FUND
   2004(1) ..............................  $ 70,144       $     --     $ 70,144
   2003(2) ..............................    84,398        322,961      407,359
   2002(3) ..............................        --             --           --

(1) For the year ended October 31, 2004.
(2) For the period from December 7, 2002 to October 31, 2003.
(3) For the period from September 1, 2002 to December 6, 2002.

As of October 31, 2004, the components of Distributable Earnings (Accumulated Losses) were as follows:

                                                   CHARTWELL        CHARTWELL
                                                  U.S. EQUITY       SMALL CAP
                                                     FUND          VALUE FUND
                                                ---------------  ---------------
Undistributed Ordinary Income ...................  $    33,034      $1,672,087
Undistributed Long Term Capital Gain ............           --       2,265,556
Capital Loss Carryforwards ......................   (4,438,376)             --
Net Unrealized Appreciation .....................       94,088       2,688,549
                                                   -----------      ----------
Total Distributable Earnings
  (Accumulated Losses) ..........................  $(4,311,254)     $6,626,192
                                                   ===========      ==========

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2004, Chartwell U.S. Equity Fund and Chartwell Small Cap Value Fund utilized $726,730 and $792,366 of capital loss carryforwards, respectively, to offset capital gains.

The Chartwell U.S. Equity Fund had capital loss carryforwards expiring as follows:

                                                     CHARTWELL
                                                    U.S. EQUITY
                                                       FUND
                                                  ---------------

2009 ...........................................   $  (475,793)
2010 ...........................................    (3,523,423)
2011 ...........................................      (439,160)
                                                   -----------
                                                   $(4,438,376)
                                                   ===========

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2005, were as follows:

                                               CHARTWELL           CHARTWELL
                                              U.S. EQUITY          SMALL CAP
                                                 FUND              VALUE FUND
                                             -----------           -----------

Federal tax cost ........................... $11,451,650           $24,523,888
                                             -----------           -----------
Gross unrealized appreciation ..............     566,178             2,747,043
Gross unrealized depreciation ..............    (609,517)           (1,233,398)
                                             -----------           -----------
Net unrealized appreciation/
   (depreciation) .......................... $   (43,339)          $ 1,513,645
                                             ===========           ===========

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2005                                                       (Unaudited)

NOTE 9 - IN-KIND TRANSACTIONS

During the period ended October 31, 2004, Chartwell U.S. Equity Fund issued 26,073 shares of beneficial interest in exchange for an investor's assets valued at $249,255.

NOTE 10 - OTHER
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            11/01/04          4/30/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
CHARTWELL U.S. EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class             $1,000.00        $  996.00         1.00%      $  4.95
Institutional Class       $1,000.00        $  998.30         0.75%      $  3.72
HYPOTHETICAL 5% RETURN
Advisor Class             $1,000.00        $1,019.84         1.00%      $  5.01
Institutional Class       $1,000.00        $1,021.08         0.75%      $  3.76
--------------------------------------------------------------------------------
CHARTWELL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class             $1,000.00        $1,023.40         1.35%      $  6.77
Institutional Class       $1,000.00        $1,025.40         1.10%      $  5.52
HYPOTHETICAL 5% RETURN
Advisor Class             $1,000.00        $1,018.10         1.35%      $  6.76
Institutional Class       $1,000.00        $1,019.34         1.10%      $  5.51
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisor. The Trustees use this information, as well as other information that the Advisor and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on November 16, 2004, the Board requested and received written materials from the Advisor regarding: (a) the nature, extent and quality of the services to be provided by the Advisor; (b) the investment performance of the Funds and the Advisor; (c) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as the Funds grow; and (e) whether fee levels reflect these economies of scale for the benefit of the Funds' investors, as discussed in further detail below.

At the meeting, representatives from the Advisor, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Advisor's fee and other aspects of the Agreement. Among other things, the representative provided background information on the Advisor, stating that there had been no changes to personnel, process or approach to portfolio management. The representatives reviewed performance and discussed factors impacting each Fund's performance over the past year. The representatives discussed the proposal to change the name of the Large Cap Core Fund to the U.S. Equity Fund in an effort to make the Fund's investment objective more clear to investors, and stated that there would be no change in the management of the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Advisor's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Advisor, the Board of Trustees reviewed the portfolio management services provided by the Advisor to

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

the Funds, including the quality and continuity of the Advisor's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Funds.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Funds' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Funds, in light of the factors described by the Advisor that contributed to the Funds' performance.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Advisor from its relationship with the Funds and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Funds was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor provides to the Funds; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                                      NOTES

                                      NOTES

ADVISOR
Chartwell Investment Partners
1235 Westlakes Drive
Suite 400
Berwyn, PA 19312
(610) 296-1400


DISTRIBUTOR
SEI Investments Distribution Company
One Freedom Valley Drive
Oaks, PA 19456


CUSTODIAN
Wachovia Bank, N.A.
123 Broad Street
Philadelphia, PA 19109


TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, PA 19103

The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling (610) 296-1400; and (ii) on the Commission's website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.